Interim Condensed Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions		Apr. 30, 2024	Oct. 31, 2023
Assets
Cash and due from banks	[1]	$ 61,373	$ 61,989
Interest-bearing deposits with banks		38,459	71,086
Securities
Trading		173,566	190,151
Investment, net of applicable allowance (Note 4)		238,987	219,579
Securities		412,553	409,730
Assets purchased under reverse repurchase agreements and securities borrowed		301,797	340,191
Loans (Note 5)
Retail		612,687	569,951
Wholesale		353,567	287,826
Loans		966,254	857,777
Allowance for loan losses (Note 5)		(5,715)	(5,004)
Loans, net		960,539	852,773
Other
Customers' liability under acceptances		9,059	21,695
Derivatives		130,199	142,450
Premises and equipment		6,908	6,749
Goodwill		19,031	12,594
Other intangibles		8,133	5,903
Other assets		82,999	81,371
Total other assets		256,329	270,762
Total assets		2,031,050	2,006,531
Deposits (Note 7)
Personal		499,882	441,946
Business and government		794,934	745,075
Bank		32,787	44,666
Total deposits		1,327,603	1,231,687
Other
Acceptances		9,110	21,745
Obligations related to securities sold short		31,487	33,651
Obligations related to assets sold under repurchase agreements and securities loaned		279,721	335,238
Derivatives		136,568	142,629
Insurance contract liabilities (Note 8)		21,199	19,026
Other liabilities		90,294	96,022
Total other liabilities		568,379	648,311
Subordinated debentures (Note 11)		13,464	11,386
Total liabilities		1,909,446	1,891,384
Equity attributable to shareholders
Retained earnings		83,774	81,715
Other components of equity		7,444	6,852
Total equity attributable to shareholders		121,504	115,048
Non-controlling interests		100	99
Total equity		121,604	115,147
Total liabilities and equity		2,031,050	2,006,531
Preferred shares and other equity instruments [member]
Equity attributable to shareholders
Issued capital (Note 11)		9,439	7,314
Common shares [member]
Equity attributable to shareholders
Issued capital (Note 11)		$ 20,847	$ 19,167

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $2 billion as at April 30, 2024 (January 31, 2024 – $3 billion; October 31, 2023 – $3 billion; April 30, 2023 – $3 billion; October 31, 2022 – $2 billion).